Taxation - Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Deferred tax benefits	¥ (143,863)		¥ (47,320)	¥ (30,120)
Total income tax benefits	¥ (143,863)	$ (22,575)	¥ (47,320)	¥ (30,120)